Subsequent Events (Details) - Forecast [Member] $ in Millions	1 Months Ended
Jul. 17, 2023 USD ($) shares
Subsequent Events (Details) [Line Items]
Aggregate of ordinary shares | shares	1,395,151
Gross proceeds | $	$ 2.3